Property and Equipment and FCC Authorizations (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment
Number of geographical license areas	214
MVDDS Licenses
Property and Equipment
Number of geographical license areas	82
Additional license term	4 years
Minimum
Property and Equipment
Estimate Useful life of assets		1 year
Maximum
Property and Equipment
Estimate Useful life of assets		40 years
Maximum | MVDDS Licenses
Property and Equipment
Amount of carrying value to be written-off on termination of license	24
EchoStar XV
Property and Equipment
Estimate Useful life of assets	15 years	15 years
EchoStar XVIII
Property and Equipment
Estimate Useful life of assets	15 years	15 years